Organization and Basis of Presentation - Summary of Financial Information of VIE and VIE's Subsidiaries (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Table Text Block Supplement [Abstract]
Accounts Receivable, Allowance	¥ 39,166	$ 6,146	¥ 24,215
Contract Assets, Net Of Allowances	14,478	2,272	3,497	$ 549	¥ 0	¥ 0
Variable Interest Entity, Primary Beneficiary [Member]
Table Text Block Supplement [Abstract]
Accounts Receivable, Allowance	38,922	6,108	23,983
Contract Assets, Net Of Allowances	¥ 14,478	$ 2,272	¥ 3,494